Commitments and contingencies, Other commercial commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Commercial Commitments [Abstract]
2020	$ 70.1
2021	5.9
Total	76.0
Surety Bonds [Member]
Other Commercial Commitments [Abstract]
Total	64.6	$ 13.2
Bank Guarantees and Performance Bonds [Member]
Other Commercial Commitments [Abstract]
Total	5.5	$ 9.8
Surety Bonds and Other Guarantees [Member]
Other Commercial Commitments [Abstract]
2020	70.1
2021	0.0
Total	70.1
Performance guarantee to OPEX [Member]
Other Commercial Commitments [Abstract]
2020	0.0
2021	5.9
Total	$ 5.9